Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-285508
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES